Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Issued capital [member]		Share premium [member]		Other reserves [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Non-controlling interests [member]	Total
At June 30, 2021 at Jun. 30, 2020		$ 163		$ 40,215		$ 21,408	$ (3,307)	$ (40,773)	$ 184	$ 17,890
IfrsStatementLineItems [Line Items]
Loss for the year								(7,571)	(387)	(7,958)
Other comprehensive income/(expense)						(241)	1,842			1,601
Employee share awards		9		961		107				1,077
Capital raises		49		34,317		(2,804)				31,562
Equity instruments						(3,141)				(3,141)
Increase (decrease) through transactions with owners, equity		163		40,215		21,167	(1,465)	(48,344)	(203)	11,533
Other share issuances		1		736		(15)				722
Non-controlling interest								(1,538)	203	(1,335)
Increase (decrease) in equity before transaction with owners in their capacity of owners		59		36,014		(5,853)		(1,538)	203	28,885
Conversion of Aevitas equity instruments										20,500
Ending balance, value at Jun. 30, 2021		222		76,229		15,314	(1,465)	(49,882)		40,418
IfrsStatementLineItems [Line Items]
Loss for the year								(22,054)		(22,054)
Other comprehensive income/(expense)						(283)	1,326			1,043
Employee share awards		8	[1],[2]	2,287	[1],[2]	(283)				2,012
Capital raises		1	[3]	243	[3]	(122)				122
Increase (decrease) through transactions with owners, equity		222		76,229		15,031	(139)	(71,936)		19,407
Other share issuances		1		217		(144)				74
Increase (decrease) in equity before transaction with owners in their capacity of owners		34		23,189		(21,015)				2,208
Loss for the year								(21,569)		(21,569)
Prior year adjustments								(485)		(485)
Conversion of Aevitas equity instruments		24		20,442		(20,466)
Ending balance, value at Jun. 30, 2022		256		99,418		(6,118)	(139)	(71,936)		21,615
Beginning balance, value at Jun. 30, 2022		256		99,418		(5,984)	(139)	(71,936)		21,615
IfrsStatementLineItems [Line Items]
Loss for the year								(11,216)		(11,216)	[4]
Other comprehensive income/(expense)						(29)	(20)			(49)	[4]
Employee share awards						60				60
Capital raises		51		5,449		(435)				5,065
Ending balance, value at Dec. 31, 2022		307		104,867		(6,522)	(159)	(83,152)		15,475
At June 30, 2021 at Jun. 30, 2022		256		99,418		(6,118)	(139)	(71,936)		21,615
Beginning balance, value at Jun. 30, 2022		256		99,418		(5,984)	(139)	(71,936)		21,615
IfrsStatementLineItems [Line Items]
Loss for the year								(24,355)		(24,355)
Other comprehensive income/(expense)						(106)	1,342			1,236
Employee share awards		1	[1],[2]	151	[1],[2]	(5)				147
Capital raises		51	[3]	5,449	[3]	(446)				5,054
Equity instruments						49				49
Increase (decrease) through transactions with owners, equity		256		99,418		(6,090)	1,203	(96,291)		(1,504)
Non-controlling interest
Increase (decrease) in equity before transaction with owners in their capacity of owners		52		5,600		(402)				3,746
Ending balance, value at Jun. 30, 2023		308		105,018		(6,492)	1,203	(96,291)		3,746
At June 30, 2021 at Dec. 31, 2022		307		104,867		(6,522)	(159)	(83,152)		15,475
IfrsStatementLineItems [Line Items]
Loss for the year								(13,139)		(13,139)
Other comprehensive income/(expense)						(76)	1,362			1,286
Employee share awards		1		151		(66)				86
Capital raises						(11)				(11)
Equity instruments						49				49
Ending balance, value at Jun. 30, 2023		308		105,018		(6,492)	1,203	(96,291)		3,746
Beginning balance, value at Jun. 30, 2023		308		105,018		(6,492)	1,202	(96,291)		3,746
IfrsStatementLineItems [Line Items]
Loss for the year								(7,828)		(7,828)	[4]
Other comprehensive income/(expense)	[4]									(1,113)
Employee share awards		15				192				208
Capital raises		64		599		(67)				596
Equity instruments						266				266
Other comprehensive income/(expense)						84	(1,113)			(1,029)
Ending balance, value at Dec. 31, 2023		$ 387		$ 105,617		$ (6,017)	$ 90	$ (104,119)		$ (4,042)

[1]	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[2]	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[3]	On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of Ordinary Shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Ordinary Shares immediately following the consummation of the Registered Offering, in lieu of Ordinary Shares. Each pre-funded warrant represents the right to purchase one Ordinary Share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022.
[4]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.